CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Mar. 31, 2013
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	$ 5,732,530	$ 808,772
Accounts receivable, net	8,481,074	5,879,165
Inventories	6,963,230	3,463,614
Prepaid expenses	46,937	1,967
Total Current Assets	21,223,771	10,153,518
PROPERTY AND EQUIPMENT, net	2,543,551	2,232,355
TOTAL ASSETS	23,767,322	12,385,873
Accounts payable	2,050,748	1,499,330
Accrued liabilities	96,213	189,489
Deferred income tax liability	116,607	72,857
Income taxes payable	1,220,717	161,550
Total current liabilities	3,484,285	1,923,226
TOTAL LIABILITIES	3,484,285	1,923,226
Preferred shares: $0.001 par value, 10,000,000 shares authorized: no shares issued and outstanding
Common shares: $0.001 par value, 100,000,000 shares authorized: 47,836,428 and 45,250,000 shares issued and outstanding, respectively	47,837	45,250
Additional paid-in capital	5,912,516	585,735
Accumulated other comprehensive income/(loss)	(7,351)	371,466
Retained earnings	14,330,035	9,460,196
Total Stockholders' Equity	20,283,037	10,462,647
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 23,767,322	$ 12,385,873